INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2023	2022
Operating loss carry forwards	$24,106	$21,362
Reserves and allowances	4,939	4,475

Net deferred tax assets before valuation allowance	29,045	25,837
Valuation allowance	(28,622)	(25,414)

Net deferred tax assets	423	423

Deferred income taxes consist of the following:
Domestic	21,234	20,867
Valuation allowance	(20,811)	(20,444)
Net deferred tax assets	423	423

Foreign	7,811	4,970
Valuation allowance	(7,811)	(4,970)
	$-	$-

Schedule of Income (Loss) before Income Tax
	Year ended December 31,
	2023	2022
Domestic	$(1,880)	$(7,013)
Foreign	(2,142)	(743
	$(4,022)	$(7,756)

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2023	2022
Loss before income tax, as reported in the consolidated statements of operations	$(4,022)	$(7,756)
Statutory tax rate in Israel	23%	23%

Theoretical tax benefit	(925)	(1,784)
Changes in valuation allowance	943	1185
Changes in foreign currency exchange rate and other differences	576	481
Non-deductible expenses and other differences	(594)	(181)

Actual income tax expense (benefit)	$-	$(299)